SHARE BASED COMPENSATION - Summary of the Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Options outstanding at the beginning of the period (in shares)	15,643,340	7,304,020	8,575,000
Granted (in shares)	6,500,000	8,740,000	700,000
Exercised (in shares)	(1,400,000)	(120,680)	(1,945,980)
Forfeited (in shares)	(5,350,020)	(280,000)	(25,000)
Options outstanding at the end of the period (in shares)	15,393,320	15,643,340	7,304,020	8,575,000
Vested or expected to vest at the end of the period (in shares)	15,393,320
Exercisable at the end of the period (in shares)	8,119,970
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)	$ 0.43	$ 0.21	$ 0.21
Granted (in dollars per share)	0.40	0.64	0.30
Exercised (in dollars per share)	0.27	0.26	0.25
Forfeited (in dollars per share)	0.58	1.00	0.47
Options outstanding at the end of the period (in dollars per share)	0.38	$ 0.43	$ 0.21	$ 0.21
Vested or expected to vest at the end of the period (in dollars per share)	0.38
Exercised at the end of the period (in dollars per share)	$ 0.29
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	1 year 3 months 7 days	1 year 3 months 25 days	1 year 5 months 26 days	1 month 20 days
Granted	2 years 3 months 3 days	1 year 10 months 17 days	11 months 19 days
Outstanding at the end of the period	1 year 3 months 7 days	1 year 3 months 25 days	1 year 5 months 26 days	1 month 20 days
Vested or expected to vest at the end of the period	1 year 3 months 7 days
Exercisable at the end of the period	7 months 24 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)	$ 0	$ 0	$ 0
Granted (in dollars)	0	0	0
Exercised (in dollars)	0	0	0
Forfeited (in dollars)	0	0	0
Outstanding at the end of the period (in dollars)	2,167,129	$ 0	$ 0	$ 0
Vested or expected to vest at the end of the period (in dollars)	2,167,129
Exercisable at the end of the period (in dollars)	$ 1,827,059